Revenue - Interest income net (Details) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Revenue
Interest revenue calculated using the effective interest rate	₽ (2,390)	₽ (1,961)	₽ (1,255)
Interest expense classified as part of cost of revenue	288	47	26
Interest income and expenses from non-banking loans, net, classified separately in the consolidated statement of comprehensive income	68	18	(17)
Interest income and expenses related to discontinued operations	(659)	(1,005)	(536)
Interest income, net, for the purposes of consolidated cash flow statement	₽ (2,693)	₽ (2,901)	₽ (1,782)